CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
Operating revenue:
Loan facilitation service fees	¥ 2,843,287	$ 437,005	¥ 911,448	¥ 164,279
Post-facilitation service fees	668,819	102,796	126,823	8,011
Other revenue	491,400	75,527	170,403	25,062
Expected discretionary payment to investor reserve fund investors	(107,660)	(16,547)
Total operating revenues	3,895,846	598,781	1,208,674	197,352
Net interest income (expense) and loan provision losses	(15,209)	(2,338)	7,084	(1,663)
Net revenues	3,880,637	596,443	1,215,758	195,689
Operating expenses:
Origination and servicing expenses	(890,160)	(136,815)	(349,852)	(99,383)
Origination and servicing expenses-related party	(84,362)	(12,966)	(38,297)
Sales and marketing expenses	(788,291)	(121,158)	(352,952)	(125,439)
General and administrative expenses	(588,664)	(90,476)	(237,808)	(115,942)
Total operating expenses	(2,351,477)	(361,415)	(978,909)	(340,764)
Other income (expenses)
Gain from quality assurance fund	5,885	904	99,961	42,358
Realized gain from financial guarantee derivatives	169,103	25,991	31,999	19,549
Fair value change of financial guarantee derivatives	(383,061)	(58,875)	146,653	15,757
Gain from disposal of subsidiary | ¥			20,611
Other income (expense), net	36,531	5,614	13,684	(365)
Profit (loss) before income tax expense	1,357,618	208,662	549,757	(67,776)
Income tax expense	(274,711)	(42,222)	(48,267)	(4,364)
Net profit (loss)	1,082,907	166,440	501,490	(72,140)
Net loss attributable to non-controlling interest shareholders	(76)	(12)
Net profit attributable to PPDai Group Inc.	1,082,983	166,452	501,490	(72,140)
Accretion on preferred shares to redemption value	(3,073,471)	(472,384)	(562,022)	(108,792)
Net loss attributable to ordinary shareholders	(1,990,488)	(305,932)	(60,532)	(180,932)
Net profit attributable to PPDai Group Inc.	1,082,983	166,452	501,490	(72,140)
Foreign currency translation adjustment, net of nil tax	99,934	15,360	(60,498)	(24,997)
Total comprehensive income (loss) attributable to PPDAI Group Inc.	¥ 1,182,917	$ 181,812	¥ 440,992	¥ (97,137)
Weighted average number of ordinary shares used in computing net loss per share
Basic and diluted | shares	779,804,270	779,804,270	665,000,000	665,000,000
Net loss per share attributable to shareholders
Basic and diluted | (per share)	¥ (2.5525)	$ (0.3923)	¥ (0.091)	¥ (0.2721)
Series A Convertible Redeemable Preferred Shares
Other income (expenses)
Accretion on preferred shares to redemption value	¥ (1,237,274)	$ (190,166)	¥ (236,662)	¥ (53,526)
Series B Convertible Redeemable Preferred Shares
Other income (expenses)
Accretion on preferred shares to redemption value	(905,861)	(139,228)	(171,106)	(39,029)
Series C Convertible Redeemable Preferred Shares
Other income (expenses)
Accretion on preferred shares to redemption value	¥ (930,336)	$ (142,990)	¥ (154,254)	¥ (16,237)
American Depositary Shares
Net loss per share attributable to shareholders
Basic and diluted | (per share)	¥ (12.7627)	$ (1.9616)